INCOME TAXES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)
Income Tax Contingency [Line Items]
Statutory Canadian rate	26.50%	26.50%
Current income tax expense	$ 100	$ 0
Deferred income tax benefit	$ 1,600	$ 1,400
Description of tax jurisdictions	Canada 2020 to 2023, United States 2020 to 2023, Colombia 2020 to 2023, Germany 2019 to 2023, Denmark 2020 to 2023, and United Kingdom 2022 to 2023.
Canada [Member]
Income Tax Contingency [Line Items]
Unused loss carryforwards				$ 55,600
United States [Member]
Income Tax Contingency [Line Items]
Statutory Canadian rate	21.00%
Unused loss carryforwards				13,000
Colombia [Member]
Income Tax Contingency [Line Items]
Statutory Canadian rate	33.00%	35.00%
Unused loss carryforwards				900
Germany [Member]
Income Tax Contingency [Line Items]
Statutory Canadian rate	27.73%
Unused loss carryforwards				700
Denmark [Member]
Income Tax Contingency [Line Items]
Statutory Canadian rate	22.00%
Unused loss carryforwards				6,100
United Kingdom [Member]
Income Tax Contingency [Line Items]
Statutory Canadian rate	19.00%
Unused loss carryforwards				700
Foreign Revenue Agency [Member]
Income Tax Contingency [Line Items]
Cash and cash equivalents				$ 1,700
TruHC Pharma GmbH [Member]
Income Tax Contingency [Line Items]
Unused loss carryforwards | €			€ 538,000